ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Supplement dated November 15, 2010,
 to the Prospectus dated April 30, 2010 and supplemented June 1, 2010 and July 1, 2010

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective November 12, 2010, Brian Muench replaced Jeffrey Kletti, on an interim basis, as President of Allianz Investment Management LLC (the “Manager”) and Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”).

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The sentence referring to Jeffrey Kletti under the “Management” section on pages 5, 8, 11, 14, 16, and 18 is deleted and replaced with the following:

As of November 12, 2010, Brian Muench is the Fund’s portfolio manager. Mr. Muench has been employed by the Manager since 2005 as a vice president and is the interim president of the Manager.

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The paragraph referring to Jeffrey Kletti under “The Manager” section on page 49 is deleted and replaced with the following:

As of November 12, 2010, Brian Muench is the portfolio manager of the Funds. Mr. Muench joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 1998.  Mr. Muench served as vice president of the Manager from 2005 until he was elected interim president in 2010. Previously, Mr. Muench held positions with The Principal Financial Group.

FOF-003-0410

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
Supplement dated November 15, 2010,
to the Statement of Additional Information dated April 30, 2010 and supplemented June 1, 2010 and July 1, 2010

This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

Effective November 12, 2010, Brian Muench replaced Jeffrey Kletti, on an interim basis, as President of Allianz Investment Management LLC (the “Manager”) and Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”).

*   *   *   *   *

The paragraph referring to Jeffrey Kletti under the “Other Managed Accounts” section on page 42 is deleted and replaced with the following:

As of November 12, 2010, Brian Muench, the portfolio manager for the Funds and interim President of the Manager, is primarily responsible for evaluating and selecting the subadvisers for the funds that are series of the VIP Trust and for the day-to-day management of two unregistered investment pools. As of December 31, 2009, aggregate assets under management in the VIP Trust were $7.543 billion and in the two unregistered investment pools were $0 and $41 million, respectively.

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All other references to Jeffrey Kletti in his capacity as a Trustee, Chairman, Committee Member or Officer of the Trust are deleted in their entirety.

FOF-004-0410